6. Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued Expenses
	2014	2013
Accrued interest	$38,773	$312,057
Accrued royalties and commissions	11,666	11,666
Deposit on proposed business combination	475,000	–
Other	799	799
	$526,238	$324,522